Loans And Allowance For Credit Losses (Age Analysis Of Past Due Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	¥ 91,713,699		¥ 86,715,329
Loans, 1-3 months past due	189,990		208,085
Loans, greater than 3 months past due	222,611		334,911
Loans, total past due	412,601		542,996
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	92,126,300	[1],[2]	87,258,325	[1],[3]
Loans, greater than 90 days past due and accruing	64,663		55,068
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	3,690		9,450
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	51,638,177		50,244,567
Loans, 1-3 months past due	36,474		55,100
Loans, greater than 3 months past due	68,428		98,225
Loans, total past due	104,902		153,325
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	51,743,079	[1],[2]	50,397,892	[1],[3]
Loans, greater than 90 days past due and accruing	8,064		8,640
Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	11,427,987		11,215,565
Loans, 1-3 months past due	3,874		10,355
Loans, greater than 3 months past due	7,776		9,485
Loans, total past due	11,650		19,840
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,439,637	[1],[2]	11,235,405	[1],[3]
Loans, greater than 90 days past due and accruing	19		30
Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	1,150,612		1,269,083
Loans, 1-3 months past due	1,856		6,346
Loans, greater than 3 months past due	2,474		4,456
Loans, total past due	4,330		10,802
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,154,942	[1],[2]	1,279,885	[1],[3]
Loans, greater than 90 days past due and accruing	63		42
Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	10,420,641		10,901,347
Loans, 1-3 months past due	6,551		6,365
Loans, greater than 3 months past due	16,413		37,688
Loans, total past due	22,964		44,053
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,443,605	[1],[2]	10,945,400	[1],[3]
Loans, greater than 90 days past due and accruing	2,735		3,182
Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	3,215,355		3,382,088
Loans, 1-3 months past due	3,739		6,505
Loans, greater than 3 months past due	4,731		10,317
Loans, total past due	8,470		16,822
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,223,825	[1],[2]	3,398,910	[1],[3]
Loans, greater than 90 days past due and accruing	200		457
Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	8,439,890		8,388,860
Loans, 1-3 months past due	10,225		11,774
Loans, greater than 3 months past due	10,246		11,921
Loans, total past due	20,471		23,695
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,460,361	[1],[2]	8,412,555	[1],[3]
Loans, greater than 90 days past due and accruing	71		116
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	3,506,397		3,410,286
Loans, 1-3 months past due	8		24
Loans, greater than 3 months past due	179		6,213
Loans, total past due	187		6,237
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,506,584	[1],[2]	3,416,523	[1],[3]
Loans, greater than 90 days past due and accruing			6
Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	1,273,319		1,237,098
Loans, 1-3 months past due	4,718		5,814
Loans, greater than 3 months past due	5,939		5,047
Loans, total past due	10,657		10,861
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,283,976	[1],[2]	1,247,959	[1],[3]
Loans, greater than 90 days past due and accruing	15		15
Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	10,375,479		8,396,930
Loans, 1-3 months past due	156		1,487
Loans, greater than 3 months past due	9,644		4,496
Loans, total past due	9,800		5,983
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,385,279	[1],[2]	8,402,913	[1],[3]
Loans, greater than 90 days past due and accruing	8		4
Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	1,828,497		2,043,310
Loans, 1-3 months past due	5,347		6,430
Loans, greater than 3 months past due	11,026		8,602
Loans, total past due	16,373		15,032
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,844,870	[1],[2]	2,058,342	[1],[3]
Loans, greater than 90 days past due and accruing	4,953		4,788
Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	19,915,211		15,962,733
Loans, 1-3 months past due	2,459		1,068
Loans, greater than 3 months past due	26,606		74,054
Loans, total past due	29,065		75,122
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	19,944,276	[1],[2]	16,037,855	[1],[3]
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	15,417,904		15,978,909
Loans, 1-3 months past due	91,609		93,200
Loans, greater than 3 months past due	57,871		55,485
Loans, total past due	149,480		148,685
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	15,567,384	[1],[2]	16,127,594	[1],[3]
Loans, greater than 90 days past due and accruing	56,522		46,265
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	666,978		742,264
Loans, 1-3 months past due	29,751		34,107
Loans, greater than 3 months past due	46,695		79,196
Loans, total past due	76,446		113,303
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	743,424	[1],[2]	855,567	[1],[3]
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	4,075,429		3,786,856
Loans, 1-3 months past due	29,697		24,610
Loans, greater than 3 months past due	23,011		27,951
Loans, total past due	52,708		52,561
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	4,128,137	[1],[2]	3,839,417	[1],[3]
Loans, greater than 90 days past due and accruing	¥ 77		¥ 163

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.
[3]	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.